Average Annual Total Returns - Nationwide Destination Retirement Fund	Class A Shares 1 Year	Class A Shares 5 Years	Class A Shares 10 Years	Class A Shares After Taxes on Distributions 1 Year	Class A Shares After Taxes on Distributions 5 Years	Class A Shares After Taxes on Distributions 10 Years	Class A Shares After Taxes on Distributions and Sales of Shares 1 Year	Class A Shares After Taxes on Distributions and Sales of Shares 5 Years	Class A Shares After Taxes on Distributions and Sales of Shares 10 Years	Class R Shares 1 Year	Class R Shares 5 Years	Class R Shares 10 Years	Class R6 Shares 1 Year	Class R6 Shares 5 Years	Class R6 Shares 10 Years	Institutional Service Class Shares 1 Year	Institutional Service Class Shares 5 Years	Institutional Service Class Shares 10 Years	S&P Target Date Retirement Income Index (The Index does not pay sales charges, fees, expenses or taxes.) 1 Year	S&P Target Date Retirement Income Index (The Index does not pay sales charges, fees, expenses or taxes.) 5 Years	S&P Target Date Retirement Income Index (The Index does not pay sales charges, fees, expenses or taxes.) 10 Years
Total	4.02%	6.00%	5.17%	2.36%	4.16%	3.50%	2.42%	4.14%	3.70%	10.12%	6.96%	5.51%	10.87%	7.78%	6.30%	10.61%	7.49%	6.03%	8.81%	6.50%	5.47%